Membership Interests (Tables)	12 Months Ended
Dec. 31, 2021
Membership Interests [Abstract]
Schedule Of Cash Capital Contributions

Receipt Date	Amount
February 16, 2021	$63
April 27, 2021	$63
July 27, 2021	$62
October 26, 2021	$67
December 22, 2021	$450

Schedule Of Distributions Paid

Declaration Date	Payment Date	Amount
February 17, 2021	February 18, 2021	$96
April 28, 2021	April 29, 2021	$96
July 28, 2021	July 29, 2021	$546
October 27, 2021	October 28, 2021	$101

Schedule Of Changes To Accumulated Other Comprehensive Income (Loss)

	Cash Flow Hedges —Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	—	27	27
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	2	—	2
Amounts reclassified from accumulated other comprehensive income (loss) to capital account	(4)	—	(4)

Balance at December 31, 2019	$(18)	$(121)	$(139)

Defined benefit pension plans	—	9	9
Cash flow hedges—net decrease in fair value of derivatives (net of tax benefit of $6)	(24)	—	(24)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Balance at December 31, 2020	$(39)	$(112)	$(151)

Defined benefit pension plans	—	17	17
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $-)	3	—	3

Balance at December 31, 2021	$(36)	$(95)	$(131)